Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) Loan shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	59-3191743
EBP, Plan Number	001
Employee benefit plan, number of participant loans | Loan	79
Participant Loans	$ 1,034,128
Total	$ 187,751,661
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Employee benefit plan, asset held for investment, participant loan, maturity date	Feb. 28, 2026
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, asset held for investment, participant loan, maturity date	Mar. 31, 2039
Investment, Identifier [Axis]: Allspring Core Bond R6 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring Core Bond R6 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	313,635
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,509,575
Investment, Identifier [Axis]: Allspring Treasury Plus Money Market Service, Money market funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring Treasury Plus Money Market Service [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	180,353
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 180,353
Investment, Identifier [Axis]: American Century Small Cap Value R6 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Century Small Cap Value R6 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	16,302
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 146,394
Investment, Identifier [Axis]: American Funds Europacific Growth Fund R6, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Europacific Growth Fund R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	46,388
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,810,202
Investment, Identifier [Axis]: American Funds New Perspective Fund R6, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds New Perspective Fund R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	203,393
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 14,373,779
Investment, Identifier [Axis]: Cohen & Steers Real Estate Securities Fund Z, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cohen & Steers Real Estate Securities Fund Z [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	6,401
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 111,185
Investment, Identifier [Axis]: Fidelity Balanced Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Balanced Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	330,495
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,622,117
Investment, Identifier [Axis]: Galliard Stable Return Fund PN, Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Stable Return Fund PN [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	153,870
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,070,662
Investment, Identifier [Axis]: John Hancock Disciplined Value MidCap Fund R6, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	John Hancock Disciplined Value MidCap Fund R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	169,656
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,658,760
Investment, Identifier [Axis]: Principal/BlackRock S&P MidCap Index CIT N, Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal/BlackRock S&P MidCap Index CIT N [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	53,214
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,879,208
Investment, Identifier [Axis]: Principal/MFS Value CIT N, Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal/MFS Value CIT N [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	143,080
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,136,229
Investment, Identifier [Axis]: Principal/T. Rowe Price Institutional LargeCap Growth Managed CIT N, Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal/T. Rowe Price Institutional LargeCap Growth Managed CIT N [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	180,746
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 14,173,869
Investment, Identifier [Axis]: Regency Centers Corporation Common Stock Fund, Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Regency Centers Corporation Common Stock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	124,335
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 8,583,381
Investment, Identifier [Axis]: Self Directed Accounts, Self directed accounts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Self Directed Accounts [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,746,270
Investment, Identifier [Axis]: T. Rowe Price Mid Cap Growth Fund I, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Mid Cap Growth Fund I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	35,891
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,502,557
Investment, Identifier [Axis]: Vanguard Developed Markets Index Fund Admiral, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Developed Markets Index Fund Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	71,452
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,434,040
Investment, Identifier [Axis]: Vanguard Explorer Fund Admiral, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Explorer Fund Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	4,800
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 512,129
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Index Fund Institutional [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	37,297
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 20,590,794
Investment, Identifier [Axis]: Vanguard REIT Index Fund Admiral, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard REIT Index Fund Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	6,361
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 797,609
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund Institutional, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Index Fund Institutional [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	60,994
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,537,696
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	32,707
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 897,819
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	81,488
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,625,681
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	157,674
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,674,329
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	203,846
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,581,306
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	196,064
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 9,793,419
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	301,986
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,490,989
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	237,848
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 14,099,623
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	102,178
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,760,125
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	64,890
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,956,975
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	13,410
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 536,784
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	18,798
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 598,161
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund, Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Number of Shares | shares	95,567
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,325,513